Document and Entity Information	May 11, 2026
Details
Registrant CIK	0001419793
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	OriginClear, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-147980
Entity Tax Identification Number	26-0287664
Entity Address, Address Line One	600 Cleveland St
Entity Address, Address Line Two	Suite 307
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33755
City Area Code	727
Local Phone Number	761-1630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false